Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Income tax from prior years	0.49%	(0.03%)	(0.37%)
Income on monetary position for subsidiaries in hyperinflationary economies	0.94%	1.19%	2.03%
Annual inflation tax adjustment	1.29%	1.21%	2.08%
Non-deductible expenses	2.87%	2.89%	1.99%
Income taxed at a rate other than the Mexican statutory rate	0.80%	1.28%	1.49%
Effect of restatement of tax values	(2.33%)	(2.85%)	(3.50%)
Effect of change in statutory rate	0.00%	(0.03%)	(0.60%)
Tax loss	0.00%	0.02%	(1.40%)
Others	0.05%	(1.00%)	(1.22%)
Total	34.11%	32.68%	30.50%
Deferred income tax asset			$ 409